Submission	Nov. 17, 2025
Submission [Line Items]
Central Index Key	0001172178
Registrant Name	Liberty Star Uranium & Metals Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A